Pro-forma Adjustments	12 Months Ended
Jun. 30, 2017
Pro Forma [Member]
Pro-forma Adjustments
3.	Pro-forma Adjustments

The pro-forma financial statements give effect to the following transactions as if they had occurred on the first day of the periods presented:

1.	To record the payment of $2,846,049 and the assumption of a contingent real estate liability of $1,730,542 by Akoustis for the purchase of real estate with an appraised value of $4,000,000, fixed assets with an appraised value of $2,124,650; inventory for $96,049, and customer relationships of $81,773, resulting in a bargain purchase option of $1,725,881.
2.	To record depreciation of the fixed assets acquired for a full year with a five-year depreciable life on a straight-line basis as if they were acquired at the beginning of the fiscal year.
3.	To record depreciation of the building acquired for a full year with an eleven-year depreciable life on a straight-line basis as if they were acquired at the beginning of the fiscal year

4.	To record amortization of the customer relationships acquired for a full year with a fourteen-year amortizable life on a straight-line basis as if they were acquired at the beginning of the fiscal year
5.	To record depreciation of the fixed assets acquired for the nine-month period with a five-year depreciable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
6.	To record depreciation of the building acquired for the nine-month period with an eleven-year depreciable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
7.	To record amortization of the customer relationships acquired for the nine-month period with a fourteen-year amortizable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
8.	To eliminate related party transactions of $48,000 for Akoustis Inc. payment of fabrication services invoices to RF-SUNY in the nine-month period ending March 31, 2017.